Preferred Shares - Characteristics Specific to Series of Preferred Shares (Details)	12 Months Ended
Dec. 31, 2022 $ / shares
Series A
Disclosure of classes of share capital [line items]
Annual dividend rate per share (in CAD per share)	$ 0.71924
Series A | Benchmark
Disclosure of classes of share capital [line items]
Rate spread over benchmark (per cent)	2.03%
Series B
Disclosure of classes of share capital [line items]
Annual dividend rate per share (in CAD per share)	$ 1.10295
Series B | Benchmark
Disclosure of classes of share capital [line items]
Rate spread over benchmark (per cent)	2.03%
Series C
Disclosure of classes of share capital [line items]
Annual dividend rate per share (in CAD per share)	$ 1.34933
Series C | Benchmark
Disclosure of classes of share capital [line items]
Rate spread over benchmark (per cent)	3.10%
Series D
Disclosure of classes of share capital [line items]
Annual dividend rate per share (in CAD per share)	$ 1.40030
Series D | Benchmark
Disclosure of classes of share capital [line items]
Rate spread over benchmark (per cent)	3.10%
Series E
Disclosure of classes of share capital [line items]
Annual dividend rate per share (in CAD per share)	$ 1.51102
Series E | Benchmark
Disclosure of classes of share capital [line items]
Rate spread over benchmark (per cent)	3.65%
Series F
Disclosure of classes of share capital [line items]
Annual dividend rate per share (in CAD per share)	$ 0
Series F | Benchmark
Disclosure of classes of share capital [line items]
Rate spread over benchmark (per cent)	3.65%
Series G
Disclosure of classes of share capital [line items]
Annual dividend rate per share (in CAD per share)	$ 1.24700
Series G | Benchmark
Disclosure of classes of share capital [line items]
Rate spread over benchmark (per cent)	3.80%
Series H
Disclosure of classes of share capital [line items]
Annual dividend rate per share (in CAD per share)	$ 0
Series H | Benchmark
Disclosure of classes of share capital [line items]
Rate spread over benchmark (per cent)	3.80%